Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Line Items]
Effective tax rate	(0.10%)	(18.10%)	(0.19%)	(1.27%)
Valuation allowance			$ 303,287	$ 187,831
Valuation allowance increase (decrease)			115,500	168,000
Unrecognized tax benefits			0	$ 0
United States and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Net operating losses			$ 69,700
Minimum | United States and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Net operating losses expiration date			Mar. 31, 2035
Maximum | United States and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Net operating losses expiration date			Mar. 31, 2041
Switzerland [Member]
Income Tax Disclosure [Line Items]
Net operating losses			$ 1,181,100
United States [Member]
Income Tax Disclosure [Line Items]
Net operating losses			$ 122,200
Percentage of future taxable income			80.00%
Research and development tax credit carryforwards			$ 19,100
United States [Member] | Minimum
Income Tax Disclosure [Line Items]
Research and development tax credit expiration date			Mar. 31, 2035
United States [Member] | Maximum
Income Tax Disclosure [Line Items]
Research and development tax credit expiration date			Mar. 31, 2041
United Kingdom [Member]
Income Tax Disclosure [Line Items]
Net operating losses			$ 28,600
Other Jurisdictions [Member]
Income Tax Disclosure [Line Items]
Net operating losses			$ 75,800